Statement of Financial Position, Classified (Statement)	Dec. 30, 2021
Statement of Financial Position [Abstract]
Document Type	8-K
Entity Incorporation, State or Country Code	D0
Entity File Number	001-32141
Entity Tax Identification Number	98-0429991
Entity Address, Address Line One	30 Woodbourne Avenue
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	(441)
Local Phone Number	279-5700
Document Period End Date	Dec. 30, 2021
Entity Registrant Name	Assured Guaranty Ltd.
Amendment Flag	false
Entity Central Index Key	0001273813
Entity Emerging Growth Company	false
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Title of 12(b) Security	Common Shares
Trading Symbol	AGO
Security Exchange Name	NYSE
Assured Guaranty US Holdings Inc. 5.000% Senior Notes Due 2024 | NEW YORK STOCK EXCHANGE, INC.
Title of 12(b) Security	Assured Guaranty US Holdings Inc. 5.000% Senior Notes due 2024 (and the related guarantee of Registrant)
Trading Symbol	AGO 24
Security Exchange Name	NYSE
Assured Guaranty US Holdings Inc. 3.150% Senior Notes due 2031 | NEW YORK STOCK EXCHANGE, INC.
Title of 12(b) Security	Assured Guaranty US Holdings Inc. 3.150% Senior Notes due 2031 (and the related guarantee of Registrant)
Trading Symbol	AGO/31
Security Exchange Name	NYSE
Assured Guaranty US Holdings Inc. 3.600% Senior Notes due 2051 | NEW YORK STOCK EXCHANGE, INC.
Title of 12(b) Security	Assured Guaranty US Holdings Inc. 3.600% Senior Notes due 2051 (and the related guarantee of Registrant)
Trading Symbol	AGO/51
Security Exchange Name	NYSE